21. Provisions for pensions and similar obligations (Details 11) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Similar Obligations [Member]
Statement Line Items [Line Items]
Experience in Net Assets Adjustments	R$ (34,409)	R$ 915,626	R$ 307,048